Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Borrowings [Line Items]
Total borrowings	$ 310,176	$ 259,142
Shown as:
- current liabilities	2,211	50,232
- non-current liabilities	307,965	208,910
Total borrowings	310,176	259,142
denominated in Hong Kong dollars (“HK$”) [Member]
Schedule of Borrowings [Line Items]
Secured bank borrowings	37,871	50,046
denominated in Singapore dollars [Member]
Schedule of Borrowings [Line Items]
Secured bank borrowings	167,138	168,248
denominated in US$ [Member]
Schedule of Borrowings [Line Items]
Secured bank borrowings	50,135	40,835
denominated in Australian dollars (“AUD”) [Member]
Schedule of Borrowings [Line Items]
Secured bank borrowings	55,026
denominated in Great Britain Pound (“GBP”) [Member]
Schedule of Borrowings [Line Items]
Unsecured bank borrowings	$ 6	$ 13